Investment Strategy	Dec. 31, 2025
Baron First Principles ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities (including depositary receipts) of U.S. growth companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Baron Global Durable Advantage ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non‑diversified fund that seeks to achieve its investment objective by investing primarily in equity securities of established and developing countries throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Index (USD). Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. As of August 29, 2025, the market capitalization of the companies in the MSCI ACWI Index (USD) ranged from $197.38 million to $4.25 trillion and may fluctuate over time. At all times, the Fund will have investments in equity securities of companies in at least three countries outside of the U.S. Under normal market and economic conditions, which will be assessed on a global basis, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. Under non‑favorable market and economic conditions, which will be assessed on a company by company basis, at least 30% of the Fund’s net assets will be invested in stocks of companies outside the U.S. While the Fund may invest in U.S. securities, there is no minimum which the Fund must invest in such securities.
The Adviser seeks to invest primarily in what it believes are well-managed, competitively advantaged businesses as they progress through their growth s‑curves (i.e., the initial phase of slow progress, a rapid growth phase, and finally, a plateau where growth slows down) and are no longer able to reinvest all earnings back into their businesses and therefore generate significant excess free cash flows.

Baron SMID Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of small- and mid‑sized companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with a market capitalization in excess of $1 billion and a market capitalization up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution at the time of purchase and that is classified by the Adviser as a small- or mid‑cap company. As of June 30, 2025, the market capitalization of the companies in the Russell Midcap Growth Index ranged from $1.68 billion to $89.24 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Baron Financials ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of Financials and Financials-related companies of any market capitalization as defined by BAMCO, Inc. (“BAMCO” or the “Adviser”). Financials and Financials related companies are companies that the Adviser determines own, operate, or have substantial investments in businesses that provide banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management; or develop, use, or rely on innovative technologies or services, in a significant way for banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, including securities of companies in developing countries, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.

Baron Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of U.S. and non‑U.S. technology companies of any market capitalization, selected for their durable growth potential from the development, advancement and use of technology, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. Technology companies may include those companies in the businesses of, among others: software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electronic equipment, instruments and components, semiconductors and semiconductor equipment, and internet and direct marketing retail. Technology companies may be located anywhere in the world, including developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. BAMCO seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Baron Emerging Markets Select ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. The Fund may invest up to 20% of its net assets in developed countries and in frontier countries as defined by the MSCI Frontier Markets (FM) Index. The Fund’s investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.